Share incentive plan (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each Ordinary share option issued was estimated at the date of grant using the following weighted-average assumptions:

	Year ended December 31,
	2016	2015	2014
Risk-free interest rate	1.18%-2.06%	1.30% -1.90%	1.55%-2.21%
Expected option term (years)	5.00-7.00	5.12-7.00	5.12-7.00
Expected price volatility	79.34%-90.65%	70.40%-83.74%	69.49%-84.63%
Dividend yield	0%	0%	0%

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
A summary of option activity as of December 31, 2016, and the year then ended is presented below:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
	Stock Options	Exercise Price	Term (Years)	Value
Outstanding, January 1, 2016	2,103,502	$5.81	8.52	$1,584,753
Exercised	-	-
Granted	1,658,416	$2.21
Forfeited/Expired	(1,110,137)	$6.16

Outstanding, December 31, 2016	2,651,781	$3.41	7.74	$419,840

Exercisable, December 31, 2016	1,300,224	$4.47	6.00	$419,696

Vested and expected to vest, December 31, 2016	2,651,781	$3.41	7.74	$419,840

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Share-based compensation expense is classified in the consolidated statements of operations as follows:

	December 31,
	2016	2015	2014
	U.S. dollars in thousands

Research and development expenses	$531	$381	$83
Pre-commercialization expenses	(147)	159	-
General and administrative expenses	316	2,083	653
	$700	$2,623	$736